Filed pursuant to Rule 497(e)

File Nos. 333-169226 and 811-22468

ASHMORE FUNDS

Supplement dated October 5, 2016 to the

Ashmore Funds Prospectus,

Dated June 9, 2016 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Total Return Fund, Ashmore Emerging

Markets Hard Currency Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund,

Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Short Duration

Fund, Ashmore Emerging Markets Equity Opportunities Fund, Ashmore Emerging Markets Value

Fund, Ashmore Emerging Markets Small-Cap Equity Fund, and Ashmore Emerging Markets

Frontier Equity Fund (each, a “Fund,” and together, the “Funds”)

The purpose of this Supplement is to provide you with information regarding certain changes to the Funds. Effective October 5, 2016, the following changes will take place:

•	Ashmore Equities Investment Management (US) LLC (“AEIM”) will no longer serve as subadviser to Ashmore Emerging Markets Equity Opportunities Fund and Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”), Ashmore Emerging Markets Equity Opportunities Fund’s current investment manager, will assume responsibility for day-to-day management of the fund’s portfolio and making related asset allocation decisions.

•	AIAL will have the flexibility to utilize a more active asset allocation approach than has been followed by AEIM in allocating Ashmore Emerging Markets Equity Opportunities Fund’s assets among the Underlying Equity Funds (as defined below) and individual securities, derivatives and other investments based on AIAL’s assessment of then-existing market conditions, its investment outlook and other factors.

•	Fernando Assad and Dr. Jan Dehn will join the Investment Committee of AIAL.

Prospectus Changes

1. Principal Investment Strategies. The sub-section entitled “Principal Investment Strategies” in the section “Summary Information about the Funds — Ashmore Emerging Markets Equity Opportunities Fund” is hereby deleted in its entirety and replaced with the following, and corresponding changes are hereby made to the sub-section entitled “Principal Investment Strategies” in the section “Principal Investments and Strategies of Each Fund — Ashmore Emerging Markets Equity Opportunities Fund”:

The Fund seeks to achieve its investment objective by investing principally in Institutional Class shares of other series of Ashmore Funds that invest principally in equity securities and equity-related investments (the “Underlying Equity Funds”). The Fund has the flexibility to allocate and reallocate its assets among the Underlying Equity Funds or individual securities, derivatives and other investments as the Investment Manager sees fit based on the factors it deems appropriate in order to pursue the Fund’s investment objective and based on its assessment of then-existing market conditions, its investment outlook and other factors.

Please see the description of each of the Underlying Equity Funds in the section of this Prospectus entitled “PRINCIPAL INVESTMENTS AND STRATEGIES OF EACH FUND” for additional information on the investment strategies of each of the Underlying Equity Funds.

In addition to its investments in the Underlying Equity Funds, the Fund may invest directly in the securities of other issuers, derivatives and other investments. The Fund expects to operate as a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the current Underlying Equity Funds, at the discretion of the Investment Manager and without shareholder approval, the Fund may invest in additional Underlying Equity Funds created in the future.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.

The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle- income, or upper-middle-income economy by the World Bank, and all countries represented in any widely- recognized index of emerging market securities.

A Frontier Market Issuer is an issuer that is located in a Frontier Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Frontier Market Countries or that has at least 50% of its assets in one or more Frontier Market Countries. Frontier Market Countries currently include (but are not limited to) the following countries:

Europe: Albania, Armenia, Belarus, Bosnia and Herzegovina, Bulgaria, Czech Republic, Croatia, Cyprus, Estonia, Georgia, Guernsey, Iceland, Isle of Man, Hungary, Latvia, Liechtenstein, Lithuania, Luxembourg, Macedonia, Malta, Montenegro, Poland, Romania, Serbia, Slovakia, Slovenia and Ukraine.

Africa: Algeria, Angola, Botswana, Burkina Faso, Cameroon, Cape Verde, Cote d’Ivoire, Democratic Republic of the Congo, Ethiopia, Ghana, Guinea-Bissau, Kenya, Lesotho, Liberia, Libya, Madagascar, Malawi, Mali, Mauritius, Mozambique, Morocco, Namibia, Niger, Nigeria, Republic of the Congo, Rwanda, Senegal, Sierra Leone, Somalia, South Sudan, Sudan, Swaziland, Tanzania, Tunisia, Uganda, Zambia and Zimbabwe

Middle East: Afghanistan, Bahrain, Egypt, Iraq, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Syria, United Arab Emirates and Yemen

Asia: Azerbaijan, Bangladesh, Cambodia, Kazakhstan, Kyrgyzstan, Indonesia, Laos, Macau, Marshall Islands, Mongolia, Nepal, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Tajikistan, Turkmenistan, Tuvalu, Uzbekistan and Vietnam

Central and South America: Argentina, Barbados, Belize, Bolivia, Chile, Colombia, Costa Rica, Cuba, Dominican Republic, Ecuador, El Salvador, Guatemala, Guyana, Haiti, Honduras, Jamaica, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Trinidad & Tobago, Uruguay and Venezuela

Ashmore Emerging Markets Frontier Equity Fund may deem other countries to be Frontier Market Countries either currently or in the future if they are represented in any widely-recognized index of frontier market securities or the Investment Manager or Ashmore Equities Investment Management (US) LLC (“AEIM” or the “Subadviser”) believes they are underrepresented in the portfolios of global institutional investors because they have small economies (outside of the top 50 economies globally as measured by GDP), small markets (representing less than 0.5% of the free float-adjusted market capitalization weight of the MSCI ACWI Index), or a perception among global investors of high political risk or instability (e.g., the countries of the Middle East and much of Africa).

The Investment Manager manages the Fund principally to provide exposure through a single investment vehicle to various emerging markets equity strategies managed by the Investment Manager and the Subadviser, which are currently represented by the Underlying Equity Funds. In this regard, the Fund is designed to provide exposure to the investment approaches and strategies used for the Underlying Equity Funds, which are described elsewhere in this Prospectus.

As noted above, the Investment Manager, through its Investment Committee, makes asset allocation decisions for the Fund and may utilize an active approach to allocating and reallocating the Fund’s assets among the Underlying Equity Funds or directly in securities of other issuers, derivatives and other instruments, as it sees fit based on its investment outlook, ongoing consideration of market conditions and other factors. In making asset allocation decisions, the Investment Manager utilizes a top-down approach, taking into account macro- and micro-economic factors, supplemented by bottom-up research. Macro-economic insights are based on the Investment Manager’s economic research on Emerging Market Countries. Micro-economic insights are derived from an analysis of aggregate earnings, and country- and industry-specific factors, which include demand/supply, level of competition, regulatory environment and interest rates. Macro- and micro-economic insights are together used to identify areas within the investable universe that the Investment Manager believes exhibit attractive fundamentals. The Fund’s portfolio of Underlying Equity Funds (and perhaps other investments noted above) is constructed to represent what the Investment Manager believes to offer attractive risk-adjusted upside potential. The Fund’s active weighting among Underlying Equity Funds and perhaps other investments (and the countries, industries and sectors represented therein) reflects the Investment Manager’s top-down preferences, which may vary significantly over time.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in the Underlying Equity Funds or in equity securities and other equity-related investments of Emerging Market Issuers and/or Frontier Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash position.

2. Within the Fund Summary relating to each of Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Hard Currency Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Debt Fund and Ashmore Emerging Markets Short Duration Fund, in the Prospectus, the subsection entitled “Management of the Fund — Investment Team” is hereby restated in its entirety as follows:

Investment Team — Mark Coombs, Chief Executive Officer and Chairman of the Investment Committee; Ricardo Xavier, Senior Portfolio Manager and Member of the Investment Committee; Herbert Saller, Senior Portfolio Manager and Member of the Investment Committee; Robin Forrest, Senior Portfolio Manager and Member of the Investment Committee; Fernando Assad, Senior Portfolio Manager and Member of the Investment Committee; and Dr. Jan Dehn, Head of Research and Member of the Investment Committee. Mr. Forrest has participated in the management of the Fund since July 2, 2012 and Messrs. Assad and Dehn have participated in the management of the Fund since October 1, 2016. Each of the other members of the Investment Team has participated in the management of the Fund since its inception.

Within the Fund Summary relating to Ashmore Emerging Markets Equity Opportunities Fund, the sub-section entitled “Management of the Fund — Investment Team” is hereby restated in its entirety as follows:

Investment Manager — Ashmore Investment Advisors Limited.

Investment Team — Mark Coombs, Chief Executive Officer and Chairman of the Investment Committee; Ricardo Xavier, Senior Portfolio Manager and Member of the Investment Committee; Herbert Saller, Senior Portfolio Manager and Member of the Investment Committee; Robin Forrest, Senior Portfolio Manager and Member of the Investment Committee; Fernando Assad, Senior Portfolio Manager and Member of the Investment Committee; and Dr. Jan Dehn, Head of Research and Member of the Investment Committee. The Investment Team has participated in the management of the Fund since October 2016.

3. Management of the Funds. In the section entitled “Management of the Funds,” the following language replaces the corresponding subsections in their entireties:

Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Hard Currency Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Short Duration Fund and Ashmore Emerging Markets Equity Opportunities Fund (for purposes of this section, the “Funds”)

Investment Team. The Investment Manager’s Investment Committee, together with the relevant portfolio managers, oversees the management of the Funds and meets formally on at least a weekly basis to review each Fund’s portfolio and markets generally and to determine investment strategy. Investment decisions are made on a collective basis by the Investment Committee together with input from the relevant portfolio managers, rather than by individuals. Investment decisions are implemented on an individual security and investment basis by portfolio management and trading personnel of the Investment Manager. The six individuals named below have oversight of investment decisions for each of the Funds. Each individual’s recent professional experience is also shown. The SAI provides additional information about each individual’s compensation, other accounts he manages and his ownership of securities in the Funds.

Name	Recent Professional Experience

Mark Coombs	Mr. Coombs is the Investment Manager’s Chief Executive Officer and the Chairman of its Investment Committee. He has served in these positions since Ashmore Investment Advisors Limited was formed in 2014 and at AIML since the firm was established as a separate legal entity in 1999 (from 1992 to 1999 the firm was operated as a division of the Australia and New Zealand Banking Group Limited). He has been investing in emerging markets since 1982 and is currently Co-Chair of the Board of EMTA (formerly the Emerging Markets Trade Association). Mr. Coombs, together with the relevant portfolio managers, participates in the security selection process for each of the Funds.

Ricardo Xavier	Mr. Xavier is a Senior Portfolio Manager of the Investment Manager and a Member of its Investment Committee. He has geographic responsibility for Latin America, and product responsibility for local currencies, local currency debt and related derivatives. Mr. Xavier joined Ashmore in 2003 and has been involved in emerging market debt investing since 1993. Mr. Xavier, together with the relevant portfolio managers, participates in the security selection process for Funds which invest in local currency denominated instruments.

Herbert Saller	Herbert Saller is a Senior Portfolio Manager of the Investment Manager and a Member of its Investment Committee. He joined Ashmore in 2002 from Foreign & Colonial where, for the last four years, he was a portfolio manager for global Emerging Market sovereign and corporate debt. Prior to Foreign & Colonial he worked for seven years as a proprietary trader for Hypovereinsbank, Munich where he originally started as a banker in 1985. Mr. Saller holds a degree in business management from Verwaltungs-und Wirtschafts-Akademie, Munich.

Name	Recent Professional Experience

Robin Forrest	Robin Forrest is a Senior Portfolio Manager of the Investment Manager and a Member of its Investment Committee. Mr. Forrest joined Ashmore in 2006 after 13 years at JP Morgan, where he was most recently Vice President — Situational Finance, with a focus on credit intensive corporate situations in CEEMEA geographies. During this period, he had several years of experience in each of capital markets, origination, structuring, execution, syndication, risk management and credit within loan and high yield markets and in Emerging Markets. Robin has a BA (Hons) in Russian & French from Oxford University.

Fernando Assad	Fernando Assad is a Senior Portfolio Manager of the Investment Manager and a Member of its Investment Committee. He joined Ashmore Investment Advisors Limited in 2007 as an equity portfolio manager after six years at Morgan Stanley where he was a Vice President responsible for management of Emerging Market equities and the launch of the Global Emerging and Convergence Opportunities portfolio within Global Wealth Management in London. He previously worked for SG Asset Management Emerging Markets and as an intern in Merrill Lynch Broker Services. Mr. Assad is a CFA Charterholder and has a BA in Economics from the American International University in London.

Jan Dehn	Dr. Jan Dehn, Global Head of Research, joined Ashmore in 2005. As a global strategist and economist, with vast experience in international macroeconomic issues, Dr. Dehn is responsible for making assessments on markets and economies at a national and global level. His expertise spans developed and Emerging Markets with particular emphasis on the international linkages between economics, finance and politics. At Ashmore, Dr. Dehn has traded developed and Emerging Markets, including sovereign external debt, local currency bonds, foreign currencies, corporate bonds, and Frontier Markets. Earlier in his career, Dr. Dehn was a strategist at Credit Suisse First Boston in New York and London. He has also worked as a consultant at the World Bank in Washington DC undertaking research on public finance and commodity issues. Dr. Dehn has also been economic adviser to a number of Emerging Markets governments. Dr. Dehn holds a Doctorate in Economics from Oxford University, a Master’s Degree in Quantitative Economics from Warwick University, and a Bachelor’s Degree in Economics from Sussex University.

Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund (for purposes of this section, the “Funds”)

Subadviser. The Subadviser has full investment discretion and makes all determinations with respect to the investment of each Fund’s assets, subject to the general supervision of the Investment Manager and the Board of Trustees. The Subadviser is indirectly majority-owned by Ashmore Group. As of December 31, 2015, the Subadviser managed approximately $2.46 billion in assets, principally in pooled vehicles and accounts located within and outside the United States. The Subadviser’s principal business address is 1001 19th Street North, Arlington, Virginia 22209.

On July 1, 2013, the Subadviser changed its name to Ashmore Equities Investment Management (US) LLC. On June 1, 2011, the Subadviser changed its name to Ashmore EMM, L.L.C. from Emerging Markets Management, L.L.C. in connection with its acquisition by Ashmore Group.

The individuals at the Subadviser listed below share primary responsibility for the day-to-day management of the noted Fund.

Fund	Portfolio Manager	Since	Recent Professional Experience

Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund	Felicia Morrow, lead portfolio manager	Inception	Felicia Morrow is Chief Executive Officer and Chief Investment Officer of AEIM. She is responsible for country allocation and overall maintenance of investment standards and chairs AEIM’s Investment Committee. Ms. Morrow serves on the Board of Directors of AEIM. Prior to joining AEIM in 1990, Ms. Morrow served as a consultant to the World Bank and was a Project Development Officer for USAID. She has travelled extensively throughout emerging markets and lived in Indonesia. Ms. Morrow earned an M.B.A. from Harvard Business School and a B.A. from Stanford University.

Ashmore Emerging Markets Frontier Equity Fund	Bryan D’Aguiar	Inception	Bryan D’Aguiar is the Portfolio Manager responsible for the Middle East. Prior to joining AEIM in 2009, he was a Vice President — head of equity research at NCB Capital, the securities arm of Saudi Arabia’s largest bank, where he focused on building their MENA institutional research division. Prior to that position, he was the head of research and a member of the investment committee at Securities and Investment Co (SICO), a Bahrain-based investment bank, focusing on GCC equity markets. He was earlier the Investment Strategist within the institutional equities team at B&K Securities in India, as well as an Asiamoney rated banking analyst. He holds a B.Commerce (Honors in Taxation) from Mumbai University, and an M.B.A. (Finance) from the Goa Institute of Management. He is a CFA Charterholder.

Ashmore Emerging Markets Frontier Equity Fund	Andy Brudenell	December 2015	Andy Brudenell is a Portfolio Manager responsible for frontier equity markets. Prior to joining Ashmore, he was head of the Global Frontier Equity Strategy, and Lead Portfolio Manager at HSBC Global Asset Management. Prior to joining HSBC, he worked as a US Fund Manager at Scudder Investments and as an Asia Pacific Equities Analyst and Global Equities Portfolio Manager at Deutsche Asset Management. He holds an MSc from the London School of Economics and is a CFA Charterholder.

Investors Should Retain This Supplement for Future Reference

Filed pursuant to Rule 497(e)

File Nos. 333-169226 and 811-22468

ASHMORE FUNDS

Supplement dated October 5, 2016 to the

Ashmore Funds Statement of Additional Information (“SAI”),

Dated June 9, 2016 (as supplemented thereafter)

Disclosure Related to

Ashmore Emerging Markets Equity Opportunities Fund (the “Fund”)

The purpose of this Supplement is to provide you with information regarding certain changes to the Fund. Effective October 5, 2016, the following changes will take place:

Ashmore Equities Investment Management (US) LLC (“AEIM”) will no longer serve as subadviser to the Fund and Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”), the Fund’s current investment manager, will assume responsibility for day-to-day management of the Fund’s portfolio and making related asset allocation decisions.

The section entitled “Portfolio Managers” is hereby replaced with the following:

All Funds Except Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund:

Investment decisions for the Funds are made on a collective basis by the Investment Committee, together with the relevant portfolio managers, rather than by individuals acting independently. The following individual members of the Investment Committee (collectively, the “Investment Committee Members”) have oversight of investment decisions across the Funds:

Name	Recent Professional Experience

Mark Coombs	Mr. Coombs is the Investment Manager’s Chief Executive Officer and the Chairman of its Investment Committee. He has served in these positions since Ashmore Investment Advisors Limited was formed in 2014 and at AIML since the firm was established as a separate legal entity in 1999 (from 1992 to 1999 the firm was operated as a division of the Australia and New Zealand Banking Group Limited). He has been investing in emerging markets since 1982 and is currently Co-Chair of the Board of EMTA (formerly the Emerging Markets Trade Association). Mr. Coombs, together with the relevant portfolio managers, participates in the security selection process for each of the Funds.

Ricardo Xavier	Mr. Xavier is a Senior Portfolio Manager of the Investment Manager and a Member of its Investment Committee. He has geographic responsibility for Latin America, and product responsibility for local currencies, local currency debt and related derivatives. Mr. Xavier joined Ashmore in 2003 and has been involved in emerging market debt investing since 1993. Mr. Xavier, together with the relevant portfolio managers, participates in the security selection process for Funds which invest in local currency denominated instruments.

Herbert Saller	Herbert Saller is a Senior Portfolio Manager of the Investment Manager and a Member of its Investment Committee. He joined Ashmore in 2002 from Foreign & Colonial where, for the last four years, he was a portfolio manager for global Emerging Market sovereign and corporate debt. Prior to Foreign & Colonial he worked for seven years as a proprietary trader for Hypovereinsbank, Munich where he originally started as a banker in 1985. Mr. Saller holds a degree in business management from Verwaltungs-und Wirtschafts-Akademie, Munich.

Name	Recent Professional Experience

Robin Forrest	Robin Forrest is a Senior Portfolio Manager of the Investment Manager and a Member of its Investment Committee. Mr. Forrest joined Ashmore in 2006 after 13 years at JP Morgan, where he was most recently Vice President — Situational Finance, with a focus on credit intensive corporate situations in CEEMEA geographies. During this period, he had several years of experience in each of capital markets, origination, structuring, execution, syndication, risk management and credit within loan and high yield markets and in Emerging Markets. Robin has a BA (Hons) in Russian & French from Oxford University.

Fernando Assad	Fernando Assad is a Senior Portfolio Manager of the Investment Manager and a Member of its Investment Committee. He joined Ashmore Investment Advisors Limited in 2007 as an equity portfolio manager after six years at Morgan Stanley where he was a Vice President responsible for management of Emerging Market equities and the launch of the Global Emerging and Convergence Opportunities portfolio within Global Wealth Management in London. He previously worked for SG Asset Management Emerging Markets and as an intern in Merrill Lynch Broker Services. Mr. Assad is a CFA Charterholder and has a BA in Economics from the American International University in London.

Jan Dehn	Dr. Jan Dehn, Global Head of Research, joined Ashmore in 2005. As a global strategist and economist, with vast experience in international macroeconomic issues, Dr. Dehn is responsible for making assessments on markets and economies at a national and global level. His expertise spans developed and Emerging Markets with particular emphasis on the international linkages between economics, finance and politics. At Ashmore, Dr. Dehn has traded developed and Emerging Markets, including sovereign external debt, local currency bonds, foreign currencies, corporate bonds, and Frontier Markets. Earlier in his career, Dr. Dehn was a strategist at Credit Suisse First Boston in New York and London. He has also worked as a consultant at the World Bank in Washington DC undertaking research on public finance and commodity issues. Dr. Dehn has also been economic adviser to a number of Emerging Markets governments. Dr. Dehn holds a Doctorate in Economics from Oxford University, a Master’s Degree in Quantitative Economics from Warwick University, and a Bachelor’s Degree in Economics from Sussex University.

Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund:

Investment decisions for the Funds are made by the individuals at the Subadviser listed below, who have or share primary responsibility for the day-to-day management of the noted Fund:

Fund	Portfolio Manager	Since	Recent Professional Experience

Ashmore Emerging Markets Value Fund and Ashmore Emerging Markets Small-Cap Equity Fund	Felicia Morrow, lead portfolio manager	Inception	Felicia Morrow is Chief Executive Officer and Chief Investment Officer of AEIM. She is responsible for country allocation and overall maintenance of investment standards and chairs AEIM’s Investment Committee. Ms. Morrow serves on the Board of Directors of AEIM. Prior to joining AEIM in 1990, Ms. Morrow served as a consultant to the World Bank and was a Project Development Officer for USAID. She has travelled extensively throughout emerging markets and lived in Indonesia. Ms. Morrow earned an M.B.A. from Harvard Business School and a B.A. from Stanford University.

Ashmore Emerging Markets Frontier Equity Fund	Felicia Morrow	Inception	See above.

	Bryan D’Aguiar	Inception	Bryan D’Aguiar is a Portfolio Manager responsible for the Middle East. Prior to joining AEIM in 2009, he was a Vice President – head of equity research at NCB Capital, the securities arm of Saudi Arabia’s largest bank, where he focused on building their MENA institutional research division. Prior to that position, he was the head of research and a member of the investment committee at Securities and Investment Co (SICO), a Bahrain-based investment bank, focusing on GCC equity markets. He was earlier the Investment Strategist within the institutional equities team at B&K Securities in India, as well as an Asiamoney rated banking analyst. He holds a B.Commerce (Honors in Taxation) from Mumbai University, and an M.B.A. (Finance) from the Goa Institute of Management. He is a CFA Charterholder.

Fund	Portfolio Manager	Since	Recent Professional Experience

	Andy Brudenell	December 2015	Andy Brudenell is a Portfolio Manager responsible for frontier equity markets. Prior to joining Ashmore, he was head of the Global Frontier Equity Strategy, and Lead Portfolio Manager at HSBC Global Asset Management. Prior to joining HSBC, he worked as a US Fund Manager at Scudder Investments and as an Asia Pacific Equities Analyst and Global Equities Portfolio Manager at Deutsche Asset Management. He holds an MSc from the London School of Economics and is a CFA Charterholder.

Other Accounts Managed. The following tables show information regarding other accounts managed by the Investment Committee Members and the Portfolio Managers as of October 31, 2015 unless otherwise noted:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Investment Committee (Mark Coombs, Ricardo Xavier, Herbert Saller, Robin Forrest, Fernando Assad(1) and Jan Dehn(1))	3	$1,077,316,202	48	$11,458,553,270	77	$36,535,943,971
Felicia Morrow	0	$0	9	$959,124,000	6	$1,190,278,670
Bryan D’Aguiar	0	$0	3	$706,624,177	0	$0
Andy Brudenell(2)	0	$0	3	$706,624,177	0	$0

Accounts and Assets for which the Advisory Fee is Based on Performance

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Investment Committee (Mark Coombs, Ricardo Xavier, Herbert Saller, Robin Forrest, Fernando Assad(1) and Jan Dehn(1))	0	$0	19	$4,198,372,827	11	$4,677,102,991
Felicia Morrow	0	$0	1	$4,016,580	1	$121,248,320
Bryan D’Aguiar	0	$0	0	$0	0	$0
Andy Brudenell(2)	0	$0	0	$0	0	$0

(1)	Messrs. Assad and Dehn joined the Investment Committee effective October 1, 2016, and their Other Accounts Managed information is current as of October 3, 2016.

(2)	Mr. Brudenell commenced management of Ashmore Emerging Markets Frontier Equity Fund on December 14, 2015, and his Other Accounts Managed information is current as of December 31, 2015.

Investors Should Retain This Supplement for Future Reference